Cover	Feb. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2022
Entity File Number	001-39227
Entity Registrant Name	Duos Technologies Group, Inc.
Entity Central Index Key	0001396536
Entity Tax Identification Number	65-0493217
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	7660 Centurion Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32256
City Area Code	(904)
Local Phone Number	296-2807
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DUOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false